OTHER INTANGIBLE ASSETS (Tables) (Other intangibles)	12 Months Ended
Dec. 31, 2013
Other intangibles
Other intangible assets
Schedule of other intangible assets

		December 31, 2013			December 31, 2012
	Useful lives, years	Gross carrying value	Accumulated amortization	Net carrying value	Gross carrying value	Accumulated amortization	Net carrying value
Billing and telecommunication software	1 to 20	55,738	(38,258)	17,480	51,160	(34,441)	16,719
Acquired customer base	4 to 31	8,757	(3,622)	5,135	8,987	(3,023)	5,964
Rights to use radio frequencies	1 to 15	9,850	(4,905)	4,945	9,563	(3,841)	5,722
Accounting software	1 to 5	4,330	(3,021)	1,309	3,692	(2,139)	1,553
Numbering capacity	2 to 15	3,623	(2,849)	774	3,614	(2,176)	1,438
Office software	1 to 10	9,309	(3,582)	5,727	5,050	(1,927)	3,123
Other	1 to 10	4,577	(1,916)	2,661	2,605	(447)	2,158

		96,184	(58,153)	38,031	84,671	(47,994)	36,677

Prepayments for intangible assets		392	—	392	1,050	—	1,050

Total other intangible assets		96,576	(58,153)	38,423	85,721	(47,994)	37,727

Estimated future amortization expenses for each of the next five years

Estimated amortization expense in the year ended December 31,
2014	13,062
2015	9,640
2016	6,399
2017	3,743
2018	1,563
Thereafter	3,624

Total	38,031